Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)
Prepayments and Other Current Assets
Prepayments to suppliers, net	$ 22,545		¥ 290,060	¥ 156,958
Capitalized listing expenses	5,065			35,261
Prepaid expenses	3,079		1,653	21,436
Other receivables, net	459		3,755	3,195
VAT recoverable			517
Total	31,148		295,985	¥ 216,850
Allowance of doubtful accounts for prepayments to suppliers and other receivables	$ 597	¥ 41,569	¥ 13,988